John Hancock High Yield Municipal Bond Fund
Supplement dated November 19, 2013 to the current Prospectus

In the "Fund summary — Principal risks" section, the subsection "State/region risk" is hereby revised and restated as follows:

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state's or region's issuers.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.

John Hancock Tax-Free Bond Fund
Supplement dated November 19, 2013 to the current Prospectus

In the "Fund summary — Principal risks" section, the subsection "State/region risk" is hereby revised and restated as follows:

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state's or region's issuers.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.